                        SUPPLEMENT DATED JANUARY 14, 2000
                      TO PROSPECTUS DATED OCTOBER 30, 1998
                               OF ING FUNDS TRUST

                            ING LARGE CAP GROWTH FUND
                            ING GROWTH & INCOME FUND
                             ING MID CAP GROWTH FUND
                            ING SMALL CAP GROWTH FUND
                                ING BALANCED FUND
                           ING GLOBAL BRAND NAMES FUND
                          ING INTERNATIONAL EQUITY FUND
                        ING EMERGING MARKETS EQUITY FUND
                            ING EUROPEAN EQUITY FUND
                          ING TAX EFFICIENT EQUITY FUND
                                 ING FOCUS FUND
                     ING GLOBAL INFORMATION TECHNOLOGY FUND
                           ING GLOBAL REAL ESTATE FUND

                             CLASS A, B AND C SHARES

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- Furman Selz Capital Management LLC became sub-adviser of the ING Small Cap Growth Fund, effective October 31, 1999. Accordingly, the fourth paragraph under the sub-section entitled "The Sub-Advisers - Baring Asset Management, Inc." in the section of the Prospectus entitled "Management of the Funds" concerning the management of the ING Small Cap Growth Fund should be deleted and the following paragraph should be inserted as the second paragraph under the sub-section entitled "The Sub-Advisers - Furman Selz Capital Management LLC" in the section of the Prospectus entitled "Management of the Funds":

            The ING Small Cap Growth Fund is managed by a team of two investment professionals led by Mr. George Paoletti. Mr. Paoletti has been affiliated with FSCM since June 1999 and has over 7 years of experience.

      In addition, the reference to the ING Small Cap Growth Fund in the first sentence of the first paragraph under the sub-section entitled "The Sub-Advisers Baring Asset Management, Inc." in the section of the Prospectus entitled "Management of the Funds" should be deleted and the first sentence of the first paragraph under the sub-section entitled "The Sub-Advisers - Furman Selz Capital Management LLC" in the section of the Prospectus entitled "Management of the Funds" should be amended to read:

            The Manager has retained FSCM, located at 230 Park Avenue, New York, NY 10169, to act as sub-adviser to the ING Small Cap Growth Fund, ING Mid Cap Growth Fund, ING Balanced Fund and the ING Focus Fund.

      Furthermore, the reference to the ING Small Cap Growth Fund in the first sentence of the second paragraph under the sub-section entitled "Management of the Funds" in the section of the Prospectus entitled "Highlights" should be deleted and the second sentence of the paragraph should be amended to read:

            Furman Selz Capital Management LLC ("FSCM") serves as sub-adviser to the ING Small Cap Growth Fund, ING Mid Cap Growth Fund, ING Balanced Fund and ING Focus Fund.

      Finally, the reference to the ING Small Cap Growth Fund in the fourth paragraph (formerly the fifth paragraph) under the sub-section entitled "The Sub-Advisers - Baring Asset Management, Inc." in the section of the Prospectus entitled "Management of the Funds" should be deleted and the fifth paragraph (formerly the fourth paragraph) under the sub-section entitled "The Sub-Advisers - Furman Selz Capital Management LLC" in the section of the Prospectus entitled "Management of the Funds" should be amended to read:

            Pursuant to the Sub-Advisory Agreement, the Manager (not the Trust) pays to FSCM a monthly fee based on the average daily net assets of the applicable Fund at the following annual rates:

                                               FUND                    INVESTMENT SUB-ADVISORY FEE
                                ----------------------------------   --------------------------------
                                ING Small Cap Growth Fund.........               0.50%
                                ING Mid Cap Growth Fund...........               0.50%
                                ING Balanced Fund.................               0.40%
                                ING Focus Fund....................               0.50%

- ING Funds Trust is currently offering only ten of the thirteen funds listed in the Prospectus. These funds are: ING Large Cap Growth Fund, ING Growth & Income Fund, ING Mid Cap Growth Fund, ING Small Cap Growth Fund, ING Global Brand Names Fund, ING International Equity Fund, ING European Equity Fund, ING Tax Efficient Equity Fund, ING Focus Fund and ING Global Information Technology Fund. The ING Balanced Fund, ING Emerging Markets Equity Fund and ING Global Real Estate Fund, although listed in the Prospectus, are not being offered as of the date of this supplement.

- A statement of additional information, dated July 1, 1999, as amended or supplemented from time to time, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into the Prospectus.

- The address for ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc. has changed to 1475 Dunwoody Drive, West Chester, PA 19380.

- Baring International Investment (Far East) Limited has transferred all of its assets, liabilities and operations to Baring Asset Management (Asia) Limited. This transfer did not result in a change of actual control or management of the applicable Funds. All relevant disclosure in the Prospectus applicable to Baring International Investment (Far East) Limited should be applied to Baring Asset Management (Asia) Limited.

- The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies.

- The annual amount withdrawn pursuant to the Systematic Withdrawal Plan, as it pertains to the Class A, B and C waiver of the CDSC, must be equal to 10% of the initial account balance, and the minimum initial account balance must be at least equal to $20,000.

- Each of the Funds currently offers under a separate prospectus Class I shares. These shares may be purchased only by retirement plans affiliated with ING Group. Class I shares are sold without an initial sales charge and also are not subject to any Rule 12b-1 fees, shareholder servicing fees or account servicing fees.

- With regard to the Funds noted below, the Manager of the Funds has reduced the amount of Management Fees waived. Accordingly, annual fund operating expenses (as a percentage of average daily net assets) of each Fund are estimated to be as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                    ING LARGE CAP
                                                                     GROWTH FUND                   ING GROWTH & INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                        CLASS A      CLASS B      CLASS C   CLASS A      CLASS B        CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
Management Fees (after waivers)*                         0.38%        0.38%        0.38%     0.38%        0.38%          0.38%
-----------------------------------------------------------------------------------------------------------------------------------
12b-1 Fees (after waivers)*                              0.10%        0.75%        0.75%     0.10%        0.75%          0.75%
-----------------------------------------------------------------------------------------------------------------------------------
Shareholder Servicing Fees                               0.25%        0.25%        0.25%     0.25%        0.25%          0.25%
-----------------------------------------------------------------------------------------------------------------------------------
Other Expenses (after waivers)**                         0.56%        0.56%        0.56%     0.59%        0.59%          0.59%
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***       1.29%        1.94%        1.94%     1.32%        1.97%          1.97%
-----------------------------------------------------------------------------------------------------------------------------------

      * Management Fees consisting of investment advisory and administrative fees (before waivers) would be 0.75% annually of the average daily net assets for each Fund. Rule 12b-1 Fees (before waivers) would be 0.50% annually of the average daily net assets for each Fund's Class A shares. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.

      ** Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. ING Fund Services currently waives 0.05% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services" in the Prospectus.)

      *** Total Fund Operating Expenses (before waivers) for each Fund would be 2.11% for Class A shares and 2.36% for Class B and C shares * of the ING Large Cap Growth Fund and 2.14% for Class A shares and 2.39% for Class B and C shares of the ING Growth & Income Fund.





---------------------------------------------------------------------------------------------------------------------------------
                                                                   ING MID CAP                          ING SMALL CAP
                                                                   GROWTH FUND                           GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                        CLASS A      CLASS B     CLASS C     CLASS A      CLASS B     CLASS C
---------------------------------------------------------------------------------------------------------------------------------
Management Fees (after waivers)*                         0.50%        0.50%       0.50%       0.50%        0.50%       0.50%
---------------------------------------------------------------------------------------------------------------------------------
12b-1 Fees (after waivers)*                              0.10%        0.75%       0.75%       0.10%        0.75%       0.75%
---------------------------------------------------------------------------------------------------------------------------------
Shareholder Servicing Fees                               0.25%        0.25%       0.25%       0.25%        0.25%       0.25%
---------------------------------------------------------------------------------------------------------------------------------
Other Expenses (after waivers)**                         0.65%        0.65%       0.65%       0.58%        0.58%       0.58%
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***       1.50%        2.15%       2.15%       1.43%        2.08%       2.08%
---------------------------------------------------------------------------------------------------------------------------------

      * Management Fees consisting of investment advisory and administrative fees (before waivers) would be 1.00% annually of the average daily net assets for each Fund. Rule 12b-1 Fees (before waivers) would be 0.50% annually of the average daily net assets for each Fund's Class A shares. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.

      ** Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. ING Fund Services currently waives 0.05% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services" in the Prospectus.)

      *** Total Fund Operating Expenses (before waivers) for each Fund would be 2.45% for Class A shares and 2.70% for Class B and C shares * of the ING Mid Cap Growth Fund and 2.38% for Class A shares and 2.63% for Class B and C shares of the ING Small Cap Growth Fund

------------------------------------------------------------------------------------------------------------------------------
                                                              ING GLOBAL BRAND                    ING INTERNATIONAL
                                                                 NAMES FUND                          EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
                                                      CLASS A      CLASS B     CLASS C     CLASS A    CLASS B      CLASS C
------------------------------------------------------------------------------------------------------------------------------
Management Fees (after waivers)*                       0.50%        0.50%       0.50%       0.63%      0.63%        0.63%
------------------------------------------------------------------------------------------------------------------------------
12b-1 Fees (after waivers)*                            0.10%        0.75%       0.75%       0.10%      0.75%        0.75%
------------------------------------------------------------------------------------------------------------------------------
Shareholder Servicing Fees                             0.25%        0.25%       0.25%       0.25%      0.25%        0.25%
------------------------------------------------------------------------------------------------------------------------------
Other Expenses (after waivers)**                       0.68%        0.68%       0.68%       0.61%      0.61%        0.61%
------------------------------------------------------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***     1.53%        2.18%       2.18%       1.59%      2.24%        2.24%
------------------------------------------------------------------------------------------------------------------------------

      * Management Fees consisting of investment advisory and administrative fees (before waivers) for the ING Global Brand Names Fund and the ING International Equity Fund would be 1.00% and 1.25% annually of the average daily net assets for each Fund, respectively. Rule 12b-1 Fees (before waivers) would be 0.50% annually of the average daily net assets for each Fund's Class A shares. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.

      ** Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. ING Fund Services currently waives 0.05% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services" in the Prospectus.)

      *** Total Fund Operating Expenses (before waivers) would be 2.48% for Class A shares and 2.73% for Class B and C shares of the ING * Global Brand Names Fund and 2.66% for Class A shares and 2.91% for Class B and C shares of the ING International Equity Fund.





-------------------------------------------------------------------------------------------------------------------------------
                                                               ING EUROPEAN                        ING TAX EFFICIENT
                                                                EQUITY FUND                           EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                      CLASS A     CLASS B     CLASS C     CLASS A      CLASS B      CLASS C
-------------------------------------------------------------------------------------------------------------------------------
Management Fees (after waivers)*                       0.58%       0.58%       0.58%       0.40%        0.40%        0.40%
-------------------------------------------------------------------------------------------------------------------------------
12b-1 Fees (after waivers)*                            0.10%       0.75%       0.75%       0.10%        0.75%        0.75%
-------------------------------------------------------------------------------------------------------------------------------
Shareholder Servicing Fees                             0.25%       0.25%       0.25%       0.25%        0.25%        0.25%
-------------------------------------------------------------------------------------------------------------------------------
Other Expenses (after waivers)**                       0.69%       0.69%       0.69%       0.55%        0.55%        0.55%
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***     1.62%       2.27%       2.27%       1.30%        1.95%        1.95%
-------------------------------------------------------------------------------------------------------------------------------

      * Management Fees consisting of investment advisory and administrative fees (before waivers) for the ING European Equity Fund and the ING Tax Efficient Equity Fund would be 1.15% and 0.80% annually of the average daily net assets for each Fund, respectively. Rule 12b-1 Fees (before waivers) would be 0.50% annually of the average daily net assets for each Fund's Class A shares. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.

      ** Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. ING Fund Services currently waives 0.05% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services" in the Prospectus.)

      *** Total Fund Operating Expenses (before waivers) would be 2.64% for Class A shares and 2.89% for Class B and C shares of the ING * European Equity Fund and 2.15% for Class A shares and 2.40% for Class B and C shares of the ING Tax Efficient Equity Fund.


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                    ING GLOBAL INFORMATION
                                                                  ING FOCUS FUND                         TECHNOLOGY FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                        CLASS A      CLASS B      CLASS C      CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------------------------------------------------------
Management Fees (after waivers)*                         0.50%        0.50%        0.50%        0.63%      0.63%      0.63%
--------------------------------------------------------------------------------------------------------------------------------
12b-1 Fees (after waivers)*                              0.10%        0.75%        0.75%        0.10%      0.75%      0.75%
--------------------------------------------------------------------------------------------------------------------------------
Shareholder Servicing Fees                               0.25%        0.25%        0.25%        0.25%      0.25%      0.25%
--------------------------------------------------------------------------------------------------------------------------------
Other Expenses (after waivers)**                         0.55%        0.55%        0.55%        0.61%      0.61%      0.61%
--------------------------------------------------------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***       1.40%        2.05%        2.05%        1.59%      2.24%      2.24%
--------------------------------------------------------------------------------------------------------------------------------

      * Management Fees consisting of investment advisory and administrative fees (before waivers) for the ING Focus Fund and the ING Global Information Technology Fund would be 1.00% and 1.25% annually of the average daily net assets for each Fund, respectively. Rule 12b-1 Fees (before waivers) would be 0.50% annually of the average daily net assets for each Fund's Class A shares. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.

      ** Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. ING Fund Services currently waives 0.05% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services" in the Prospectus.)

      *** Total Fund Operating Expenses (before waivers) would be 2.35% for Class A shares and 2.60% for Class B and C shares of the ING * Focus Fund and 2.66% for Class A shares and 2.91% for Class B and C shares of the ING Global Information Technology Fund.



The following table represents the various costs and expenses that you will bear directly or indirectly as an investor in the Fund(s):

                                                         FULL REDEMPTION*                  NO REDEMPTION**
                                                         ----------------                  ---------------
                                                  1 YEAR              3 YEARS      1 YEAR              3 YEARS
                                                  ------              -------      ------              -------
ING Large Cap Growth Fund
   Class A Shares...........................          $70             $  96            $70             $  96
   Class B Shares...........................          $70             $ 101            $20             $  61
   Class C Shares...........................          $30             $  61            $20             $  61
ING Growth & Income  Fund
   Class A Shares...........................          $70             $  97            $70             $  97
   Class B Shares...........................          $70             $ 102            $20             $  62
   Class C Shares...........................          $30             $  62            $20             $  62
ING Mid Cap Growth Fund
   Class A Shares...........................          $72             $ 103            $72             $ 103
   Class B Shares...........................          $72             $ 108            $22             $  68
   Class C Shares...........................          $32             $  68            $22             $  68
ING Small Cap Growth Fund
   Class A Shares...........................          $71             $ 100            $71             $ 100
   Class B Shares...........................          $71             $ 106            $21             $  66
   Class C Shares...........................          $31             $  66            $21             $  66
ING Global Brand Names Fund
   Class A Shares...........................          $72             $ 103            $72             $ 103
   Class B Shares...........................          $72             $ 109            $22             $  69
   Class C Shares...........................          $32             $  69            $22             $  69
ING International Equity Fund
   Class A Shares...........................          $73             $ 105            $73             $ 105
   Class B Shares...........................          $73             $ 111            $23             $  71
   Class C Shares...........................          $33             $  71            $23             $  71

                                                       FULL REDEMPTION*                    NO REDEMPTION**
                                                  ------------------------------       -----------------------
                                                  1 YEAR             3 YEARS          1 YEAR         3 YEARS
                                                  ------             -------          ------         -------
ING European Equity Fund
   Class A Shares...........................          $73             $106             $73             $106
   Class B Shares...........................          $73             $111             $23             $ 71
   Class C Shares...........................          $33             $ 71             $23             $ 71
ING Tax Efficient Equity Fund
   Class A Shares...........................          $70             $ 97             $70             $97
   Class B Shares...........................          $70             $102             $20             $62
   Class C Shares...........................          $30             $ 62             $20             $62
ING Focus Fund
   Class A Shares...........................          $71             $100             $71             $100
   Class B Shares...........................          $71             $105             $21             $ 65
   Class C Shares...........................          $31             $ 65             $21             $ 65
ING Global Information Technology Fund
   Class A Shares...........................          $73             $105             $73             $105
   Class B Shares...........................          $73             $111             $23             $ 71
   Class C Shares...........................          $33             $ 71             $23             $ 71

      * Full Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and full redemption of your shares at the end of each period shown.

      ** No Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and no redemption of your shares at the end of each period shown.




     THE EXAMPLES PROVIDED SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF EACH FUND'S PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%.

     The figures following show past performance of the Sub-Adviser in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Large Cap Growth Fund, adjusted to reflect the reduced waiver of the Management fees. The performance is not necessarily representative of the past performance of the team referenced in the Prospectus or any individual of the team. Information presented is based on performance data provided by the Sub-Adviser. The past performance does not represent the ING Large Cap Growth Fund's performance. The table shows the total returns for a composite of the actual performance of accounts managed by the Sub-Adviser for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING Large Cap Growth Fund's Class A, Class B and Class C shares. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the S&P 500 Index, an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

     The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Large Cap Growth Fund may vary in some respects. The information should not be considered a prediction of the future performance of the Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

LARGE CAP GROWTH COMPOSITE

-----------------------------------------------------------------------------------------------------
                         CLASS A*           CLASS B          CLASS C            S&P 500 INDEX
                         --------           -------          -------            -------------
-----------------------------------------------------------------------------------------------------
1 Year                     7.66%             8.53%            12.53%                9.04%
-----------------------------------------------------------------------------------------------------
3 Years                   23.15%            24.01%            24.87%               22.73%
-----------------------------------------------------------------------------------------------------
5 Years                   17.93%            18.42%            18.62%               19.99%
-----------------------------------------------------------------------------------------------------
10 Years                  17.91%            18.04%            17.90%               17.29%
-----------------------------------------------------------------------------------------------------
*     As described herein, investments in Class A shares equal to or in excess of $1,000,000 will not be subject to an initial sales charge. The annualized rate of return, without adjustment for an initial sales charge, would be 13.23%, 25.61%, 19.34% and 18.61% for the 1, 3, 5, and 10 year periods, respectively.
-----------------------------------------------------------------------------------------------------

     The figures following show past performance of the Co-Sub-Advisers in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING International Equity Fund, adjusted to reflect the reduced waiver of the Management fees. The performance is not necessarily representative of the past performance of the team referenced in the Prospectus or any individual of the team. Information presented is based on performance data provided by the Co-Sub-Advisers. The past performance does not represent the ING International Equity Fund's performance. The table shows the total returns for a composite of the actual performance of accounts managed by the Co-Sub-Advisers for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING International Equity Fund's Class A, Class B and Class C shares. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the MSCI EAFE Index, an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

     The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING International Equity Fund may vary in some respects. The information should not be considered a prediction of the future performance of the Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

INTERNATIONAL EQUITY COMPOSITE

-------------------------------------------------------------------------------------------------------
                       CLASS A*           CLASS B               CLASS C          MSCI EAFE INDEX
                       --------           -------               -------          ---------------
-------------------------------------------------------------------------------------------------------
1 Year                 (10.56)%           (10.45)%               (6.68)%             (8.08)%
-------------------------------------------------------------------------------------------------------
3 Years                  4.65%              4.86%                 6.06%               4.05%
-------------------------------------------------------------------------------------------------------
5 Years                  6.84%              7.13%                 7.43%               5.65%
-------------------------------------------------------------------------------------------------------
10 Years                 7.91%              8.00%                 7.87%               5.41%
-------------------------------------------------------------------------------------------------------
*   As described herein, investments in Class A shares equal to or in excess of
    $1,000,000 will not be subject to an initial sales charge. The annualized rate of return, without adjustment for an initial sales charge, would be
    (6.05)%, 6.74%, 8.11% and 8.55% for the 1,
     3, 5, and 10 year periods, respectively.
-------------------------------------------------------------------------------------------------------

     The figures following show past performance of the Sub-Adviser in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING European Equity Fund, adjusted to reflect the reduced waiver of the Management fees. The performance is not necessarily representative of the past performance of the team referenced in the Prospectus or any individual of the team. Information presented is based on performance data provided by the Sub-Adviser. The past performance does not represent the ING European Equity Fund's performance. The table shows the total returns for a composite of the actual performance of accounts managed by the Sub-Adviser for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING European Equity Fund's Class A, Class B and Class C shares. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the FT European Index, an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

     The pooled account is not a registered investment company and is not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING European Equity Fund may vary in some respects. The information should not be considered a prediction of the future performance of the Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

EUROPEAN EQUITY POOLED ACCOUNT

-----------------------------------------------------------------------------------------------------------
                        CLASS A*            CLASS B              CLASS C             FT EUROPE INDEX
-----------------------------------------------------------------------------------------------------------
1 Year                    3.27%              3.88%                 7.88%                  7.84%
-----------------------------------------------------------------------------------------------------------
3 Years                  17.37%             18.05%                18.99%                 19.28%
-----------------------------------------------------------------------------------------------------------
Since Inception**        15.63%             16.26%                16.55%                 18.41%
-----------------------------------------------------------------------------------------------------------
*     As described herein, investments in Class A shares equal to or in excess of $1,000,000 will not be subject to an initial sales charge. The annualized rate of return, without adjustment for an initial sales charge, would be 8.57%, 19.71%, and 17.26% for the 1, 3 year and since inception periods, respectively.
-----------------------------------------------------------------------------------------------------------
**    Inception date is July 12, 1994.
-----------------------------------------------------------------------------------------------------------

     The figures following show past performance of the Sub-Adviser in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Global Information Technology Fund, adjusted to reflect the reduced waiver of the Management fees. The performance is not necessarily representative of the past performance of the team referenced in the Prospectus or any individual of the team. Information presented is based on performance data provided by the Sub-Adviser. The past performance does not represent the ING Global Information Technology Fund's performance. The table shows the total returns for a composite of the actual performance of accounts managed by the Sub-Adviser for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING Global Information Technology Fund's Class A, Class B and Class C shares. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the Goldman Sachs Technology Industry Composite, an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

     The pooled account is not a registered investment company and is not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Global Information Technology Fund may vary in some respects. The information should not be considered a prediction of the future performance of the Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

GLOBAL INFORMATION TECHNOLOGY POOLED ACCOUNT

----------------------------------------------------------------------------------------------------------
                            CLASS A*            CLASS B             CLASS C           GSTC INDEX
----------------------------------------------------------------------------------------------------------
1 Year                        7.04%              7.87%               11.87%              7.23%
----------------------------------------------------------------------------------------------------------
Since Inception**            32.98%             35.23%               37.49%             31.56%
----------------------------------------------------------------------------------------------------------
*     As described herein, investments in Class A shares equal to or in excess of $1,000,000 will not be subject to an initial sales charge. The annualized rate of return, without adjustment for an initial sales charge, would be 12.57%, and 38.28% for the 1 year and since inception periods, respectively.
----------------------------------------------------------------------------------------------------------
**    Inception date is March 27, 1997.
----------------------------------------------------------------------------------------------------------

     The figures following show past performance of the Sub-Adviser in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING

Balanced Fund, adjusted to reflect the reduced waiver of the Management fees. The performance is not necessarily representative of the past performance of the team referenced in the Prospectus or any individual of the team. Information presented is based on performance data provided by the Sub-Adviser. The past performance does not represent the ING Focus Fund's performance. The table shows the total returns for a composite of the estimated performance of Focus wrap accounts managed by the Sub-Adviser for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING Focus Fund's Class A, Class B and Class C shares+. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the S&P 500 Index, an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

     The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Focus Fund may vary in some respects. The information should not be considered a prediction of the future performance of the Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

FOCUS WRAP ACCOUNTS

-------------------------------------------------------------------------------------------------------
                            CLASS A*            CLASS B          CLASS C          S&P 500 INDEX
                            --------            -------          -------          -------------
-------------------------------------------------------------------------------------------------------
1 Year                      (3.51)%            (3.29)%             0.71%              9.04%
-------------------------------------------------------------------------------------------------------
Since Inception**            19.95%             21.02%            22.41%             22.50%
-------------------------------------------------------------------------------------------------------
*     As described herein, investments in Class A shares equal to or in excess of $1,000,000 will not be subject to an initial sales charge. The annualized rate of return, without adjustment for an initial sales charge, would be 1.37% and 23.15% for the 1 year and since inception periods, respectively.
-------------------------------------------------------------------------------------------------------
**    Inception date is June 30, 1996
-------------------------------------------------------------------------------------------------------

+ The wrap account performance was adjusted for estimated transaction costs such as brokerage and custody cost to obtain estimated gross wrap account performance.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                                   ING-EQSUPP5

                        SUPPLEMENT DATED JANUARY 14, 2000
                      TO PROSPECTUS DATED OCTOBER 30, 1998
                               OF ING FUNDS TRUST

                            ING LARGE CAP GROWTH FUND
                            ING GROWTH & INCOME FUND
                             ING MID CAP GROWTH FUND
                            ING SMALL CAP GROWTH FUND
                                ING BALANCED FUND
                           ING GLOBAL BRAND NAMES FUND
                          ING INTERNATIONAL EQUITY FUND
                        ING EMERGING MARKETS EQUITY FUND
                            ING EUROPEAN EQUITY FUND
                          ING TAX EFFICIENT EQUITY FUND
                                 ING FOCUS FUND
                     ING GLOBAL INFORMATION TECHNOLOGY FUND
                           ING GLOBAL REAL ESTATE FUND

                                 CLASS X SHARES

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- Furman Selz Capital Management LLC became sub-adviser of the ING Small Cap Growth Fund, effective October 31, 1999. Accordingly, the fourth paragraph under the sub-section entitled "The Sub-Advisers - Baring Asset Management, Inc." in the section of the Prospectus entitled "Management of the Funds" concerning the management of the ING Small Cap Growth Fund should be deleted and the following paragraph should be inserted as the second paragraph under the sub-section entitled "The Sub-Advisers - Furman Selz Capital Management LLC" in the section of the Prospectus entitled "Management of the Funds":

            The ING Small Cap Growth Fund is managed by a team of two investment professionals led by Mr. George Paoletti. Mr. Paoletti has been affiliated with FSCM since June 1999 and has over 7 years of experience.

      In addition, the reference to the ING Small Cap Growth Fund in the first sentence of the first paragraph under the sub-section entitled "The Sub-Advisers - Baring Asset Management, Inc." in the section of the Prospectus entitled "Management of the Funds" should be deleted and the first sentence of the first paragraph under the sub-section entitled "The Sub-Advisers - Furman Selz Capital Management LLC" in the section of the Prospectus entitled "Management of the Funds" should be amended to read:

            The Manager has retained FSCM, located at 230 Park Avenue, New York, NY 10169, to act as sub-adviser to the ING Small Cap Growth Fund, ING Mid Cap Growth Fund, ING Balanced Fund and the ING Focus Fund.

      Furthermore, the reference to the ING Small Cap Growth Fund in the first sentence of the second paragraph under the sub-section entitled "Management of the Funds" in the section of the Prospectus entitled "Highlights" should be deleted and the second sentence of the paragraph should be amended to read:

            Furman Selz Capital Management LLC ("FSCM") serves as sub-adviser to the ING Small Cap Growth Fund, ING Mid Cap Growth Fund, ING Balanced Fund and ING Focus Fund.

      Finally, the reference to the ING Small Cap Growth Fund in the fourth paragraph (formerly the fifth paragraph) under the sub-section entitled "The Sub-Advisers - Baring Asset Management, Inc." in the section of the Prospectus entitled "Management of the Funds" should be deleted and the fifth paragraph (formerly the fourth paragraph) under the sub-section entitled "The Sub-Advisers - Furman Selz Capital Management LLC" in the section of the Prospectus entitled "Management of the Funds" should be amended to read:

            Pursuant to the Sub-Advisory Agreement, the Manager (not the Trust) pays to FSCM a monthly fee based on the average daily net assets of the applicable Fund at the following annual rates:


                 FUND                    INVESTMENT SUB-ADVISORY FEE
      -------------------------         ----------------------------
      ING Small Cap Growth Fund                 0.50%
      ING Mid Cap Growth Fund..                 0.50%
      ING Balanced Fund........                 0.40%
      ING Focus Fund...........                 0.50%

- ING Funds Trust is currently offering only ten of the thirteen funds listed in the Prospectus. These funds are: ING Large Cap Growth Fund, ING Growth & Income Fund, ING Mid Cap Growth Fund, ING Small Cap Growth Fund, ING Global Brand Names Fund, ING International Equity Fund, ING European Equity Fund, ING Tax Efficient Equity Fund, ING Focus Fund and ING Global Information Technology Fund. The ING Balanced Fund, ING Emerging Markets Equity Fund and ING Global Real Estate Fund, although listed in the Prospectus, are not being offered as of the date of this supplement.

- A statement of additional information, dated July 1, 1999, as amended or supplemented from time to time, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into the Prospectus.

- The address for ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc. has changed to 1475 Dunwoody Drive, West Chester, PA 19380.

- Baring International Investment (Far East) Limited has transferred all of its assets, liabilities and operations to Baring Asset Management (Asia) Limited. This transfer did not result in a change of actual control or management of the applicable Funds. All relevant disclosure in the Prospectus applicable to Baring International Investment (Far East) Limited should be applied to Baring Asset Management (Asia) Limited.

- The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies.

- Each of the Funds currently offers under a separate prospectus Class I shares. These shares may be purchased only by retirement plans affiliated with ING Group. Class I shares are sold without an initial sales charge and also are not subject to any Rule 12b-1 fees, shareholder servicing fees or account servicing fees.

- With regard to the Funds noted below, the Manager of the Funds has reduced the amount of Management Fees waived. Accordingly, annual fund operating expenses (as a percentage of average daily net assets) of each Fund are estimated to be as follows:


--------------------------------------------------------------------------------------------------------------------
                                                          ING LARGE      ING GROWTH       ING MID      ING SMALL
                                                         CAP GROWTH       & INCOME      CAP GROWTH     CAP GROWTH
                                                            FUND            FUND          FUND            FUND
--------------------------------------------------------------------------------------------------------------------
                                                           CLASS X        CLASS X        CLASS X        CLASS X
--------------------------------------------------------------------------------------------------------------------
Management Fees (after waivers)*                            0.38%          0.38%          0.50%          0.50%
--------------------------------------------------------------------------------------------------------------------
12b-1 Fees (after waivers)*                                 0.75%          0.75%          0.75%          0.75%
--------------------------------------------------------------------------------------------------------------------
Shareholder Servicing Fees                                  0.25%          0.25%          0.25%          0.25%
--------------------------------------------------------------------------------------------------------------------
Other Expenses (after waivers)**                            0.56%          0.59%          0.65%          0.58%
--------------------------------------------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***          1.94%          1.97%          2.15%          2.08%
--------------------------------------------------------------------------------------------------------------------


      * Management Fees consisting of investment advisory and administrative fees (before waivers) for the ING Large Cap Growth Fund, the ING Growth & Income Fund, the ING Mid Cap Growth Fund and the ING Small Cap Growth Fund would be 0.75% , 0.75%, 1.00% and 1.00% annually of the average daily net assets for each Fund, respectively. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.

     ** Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. ING Fund Services currently waives 0.05% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services" in the Prospectus.)

    *** Total Fund Operating Expenses (before waivers) would be 2.36% for Class X shares of the ING Large Cap Growth Fund, 2.39% for Class X shares of the ING Growth & Income Fund, 2.70% for Class X shares of the ING Mid Cap Growth Fund and 2.63% for Class X shares of the ING Small Cap Growth Fund.


--------------------------------------------------------------------------------------------------------------------
                                                        ING GLOBAL         ING           ING           ING TAX
                                                          BRAND       INTERNATIONAL    EUROPEAN       EFFICIENT
                                                        NAMES FUND     EQUITY FUND    EQUITY FUND    EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
                                                          CLASS X        CLASS X        CLASS X        CLASS X
--------------------------------------------------------------------------------------------------------------------
Management Fees (after waivers)*                           0.50%          0.63%          0.58%          0.40%
--------------------------------------------------------------------------------------------------------------------
12b-1 Fees (after waivers)*                                0.75%          0.75%          0.75%          0.75%
--------------------------------------------------------------------------------------------------------------------
Shareholder Servicing Fees                                 0.25%          0.25%          0.25%          0.25%
--------------------------------------------------------------------------------------------------------------------
Other Expenses (after waivers)**                           0.68%          0.61%          0.69%          0.55%
--------------------------------------------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***         2.18%          2.24%          2.27%          1.95%
--------------------------------------------------------------------------------------------------------------------


      * Management Fees consisting of investment advisory and administrative fees (before waivers) for the ING Global Brand Names Fund, the ING International Equity Fund, the ING European Equity Fund and the ING Tax Efficient Equity Fund would be 1.00%, 1.25%, 1.15% and 0.80% annually of the average daily net assets for each Fund, respectively. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.

     ** Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. ING Fund Services currently waives 0.05% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services" in the Prospectus.)

    *** Total Fund Operating Expenses (before waivers) would be 2.73% for Class X shares of the ING Global Brand Names Fund, 2.91% for Class X shares of the ING International Equity Fund, 2.89% for Class X shares of the ING European Equity Fund and 2.40% for Class X shares of the ING Tax Efficient Equity Fund.

------------------------------------------------------------------------------------------------------
                                                                                       ING GLOBAL
                                                             ING FOCUS FUND           INFORMATION
                                                                                    TECHNOLOGY FUND
------------------------------------------------------------------------------------------------------
                                                                CLASS X                 CLASS X
------------------------------------------------------------------------------------------------------
Management Fees (after waivers)*                                 0.50%                   0.63%
------------------------------------------------------------------------------------------------------
12b-1 Fees (after waivers)*                                      0.75%                   0.75%
------------------------------------------------------------------------------------------------------
Shareholder Servicing Fees                                       0.25%                   0.25%
------------------------------------------------------------------------------------------------------
Other Expenses (after waivers)**                                 0.55%                   0.61%
------------------------------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***               2.05%                   2.24%
------------------------------------------------------------------------------------------------------



      * Management Fees consisting of investment advisory and administrative fees (before waivers) for the ING Focus Fund and the ING Global Information Technology Fund would be 1.00% and 1.25% annually of the average daily net assets for each Fund, respectively. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.

     ** Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. ING Fund Services currently waives 0.05% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services" in the Prospectus.)

    *** Total Fund Operating Expenses (before waivers) would be 2.60% for Class X shares of the ING Focus Fund and 2.91% for Class X shares of the ING Global Information Technology Fund.


The following table represents the various costs and expenses that you will bear directly or indirectly as an investor in the Fund(s):


                                                   FULL REDEMPTION*            NO REDEMPTION**
                                               -----------------------    -----------------------
                                                1 YEAR        3 YEARS      1 YEAR        3 YEARS
                                               --------      ---------    --------      ---------
ING Large Cap Growth Fund
   Class X Shares***.............                  $70         $103           $20         $63
ING Growth & Income  Fund
   Class X Shares***.............                  $71         $104           $21         $64
ING Mid Cap Growth Fund
   Class X Shares***.............                  $72         $109           $22         $69
ING Small Cap Growth Fund
   Class X Shares***.............                  $72         $107           $22         $67
ING Global Brand Names Fund
   Class X Shares***.............                  $73         $110           $23         $70
ING International Equity Fund
   Class X Shares***.............                  $73         $112           $23         $72
ING European Equity Fund
   Class X Shares***.............                  $74         $113           $24         $73
ING Tax Efficient Equity Fund
   Class X Shares***.............                  $70         $103           $20         $63
ING Focus Fund
   Class X Shares***.............                  $71         $106           $21         $66
ING Global Information Technology Fund
   Class X Shares***.............                  $73         $112           $23         $72


      * Full Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and full redemption of your shares at the end of each period shown.

     ** No Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and no redemption of your shares at the end of each period shown.

    *** Expense examples of Class X shares of the Funds reflect the shareholder's receipt of additional "Bonus Shares." For a discussion of the issuance of bonus shares, see this Prospectus under "Purchase of Fund Shares."

      THE EXAMPLES PROVIDED SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF EACH FUND'S PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%.

      The figures following show past performance of the Sub-Adviser in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Large Cap Growth Fund, adjusted to reflect the reduced waiver of the Management fees. The performance is not necessarily representative of the past performance of the team referenced in the Prospectus or any individual of the team. Information presented is based on performance data provided by the Sub-Adviser. The past performance does not represent the ING Large Cap Growth Fund's performance. The table shows the total returns for a composite of the actual performance of accounts managed by the Sub-Adviser for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING Large Cap Growth Fund's Class X shares. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the S&P 500 Index, an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

      The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Large Cap Growth Fund may vary in some respects. The information should not be considered a prediction of the future performance of the Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

LARGE CAP GROWTH COMPOSITE


---------------------------------------------------------------------------------------------------
                                                        CLASS X                     S&P 500 INDEX
---------------------------------------------------------------------------------------------------
1 Year                                                  10.80%                           9.04%
---------------------------------------------------------------------------------------------------
3 Years                                                 24.85%                          22.73%
---------------------------------------------------------------------------------------------------
5 Years                                                 18.89%                          19.99%
---------------------------------------------------------------------------------------------------
10 Years                                                18.27%                          17.29%
---------------------------------------------------------------------------------------------------


      The figures following show past performance of the Co-Sub-Advisers in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING International Equity Fund, adjusted to reflect the reduced waiver of the Management fees. The performance is not necessarily representative of the past performance of the team referenced in the Prospectus or any individual of the team. Information presented is based on performance data provided by the Co-Sub-Advisers. The past performance does not represent the ING International Equity Fund's performance. The table shows the total returns for a composite of the actual performance of accounts managed by the Co-Sub-Advisers for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING International Equity Fund's Class X shares. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the MSCI EAFE Index, an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

      The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING International Equity Fund may vary in some respects. The information should not be considered a prediction of the future performance of the Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

INTERNATIONAL EQUITY COMPOSITE


------------------------------------------------------------------------------------------------------
                                                         CLASS X                    MSCI EAFE INDEX
------------------------------------------------------------------------------------------------------
1 Year                                                   (8.66)%                        (8.08)%
------------------------------------------------------------------------------------------------------
3 Years                                                   5.58%                          4.05%
------------------------------------------------------------------------------------------------------
5 Years                                                   7.56%                          5.65%
------------------------------------------------------------------------------------------------------
10 Years                                                  8.22%                          5.41%
------------------------------------------------------------------------------------------------------


      The figures following show past performance of the Sub-Adviser in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING European Equity Fund, adjusted to reflect the reduced waiver of the Management fees. The performance is not necessarily representative of the past performance of the team referenced in the Prospectus or any individual of the team. Information presented is based on performance data provided by the Sub-Adviser. The past performance does not represent the ING European Equity Fund's performance. The table shows the total returns for a composite of the actual performance of accounts managed by the Sub-Adviser for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING European Equity Fund's Class X shares. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the FT European Index, an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

      The pooled account is not a registered investment company and is not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING European Equity Fund may vary in some respects. The information should not be considered a prediction of the future performance of the Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

EUROPEAN EQUITY POOLED ACCOUNT


------------------------------------------------------------------------------------------------------
                                                        CLASS X                     FT EUROPE INDEX
------------------------------------------------------------------------------------------------------
1 Year                                                   6.06%                            7.84%
------------------------------------------------------------------------------------------------------
3 Years                                                 18.85%                           19.28%
------------------------------------------------------------------------------------------------------
Since Inception*                                        16.81%                           18.41%
------------------------------------------------------------------------------------------------------
*    Inception date is July 12, 1994.
------------------------------------------------------------------------------------------------------


      The figures following show past performance of the Sub-Adviser in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Global Information Technology Fund, adjusted to reflect the reduced waiver of the Management fees. The performance is not necessarily representative of the past performance of the team referenced in the Prospectus or any individual of the team. Information presented is based on performance data provided by the Sub-Adviser. The past performance does not represent the ING Global Information Technology Fund's performance. The table shows the total returns for a composite of the actual performance of accounts managed by the Sub-Adviser for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING Global Information Technology Fund's Class X shares. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the Goldman Sachs Technology Industry Composite, an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

      The pooled account is not a registered investment company and is not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Global Information Technology Fund may vary in some respects. The information should not be considered a prediction of the future performance of the Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

GLOBAL INFORMATION TECHNOLOGY POOLED ACCOUNT


------------------------------------------------------------------------------------------------------
                                                        CLASS X                      GSTC INDEX
------------------------------------------------------------------------------------------------------
1 Year                                                   10.13%                         7.23%
------------------------------------------------------------------------------------------------------
Since Inception*                                         37.06%                        31.56%
------------------------------------------------------------------------------------------------------
*    Inception date is March 27, 1997.
------------------------------------------------------------------------------------------------------


      The figures following show past performance of the Sub-Adviser in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Focus Fund, adjusted to reflect the reduced waiver of the Management fees. The performance is not necessarily representative of the past performance of the team referenced in the Prospectus or any individual of the team. Information presented is based on performance data provided by the Sub-Adviser. The past performance does not represent the ING Focus Fund's performance. The table shows the total returns for a composite of the estimated performance of Focus wrap accounts managed by the Sub-Adviser for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING Focus Fund's Class X shares+. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the S&P 500 Index, an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

      The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Focus Fund may vary in some respects. The information should not be considered a prediction of the future performance of the Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

FOCUS WRAP ACCOUNTS


------------------------------------------------------------------------------------------------------
                                                     CLASS X                    S&P 500 INDEX
------------------------------------------------------------------------------------------------------
1 Year                                              (1.25)%                          9.04%
------------------------------------------------------------------------------------------------------
Since Inception*                                     22.14%                         22.50%
------------------------------------------------------------------------------------------------------
*  Inception date is June 30, 1996.
------------------------------------------------------------------------------------------------------


+ The wrap account performance was adjusted for estimated transaction costs such as brokerage and custody cost to obtain estimated gross wrap account performance.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                                  ING-EQSUPP1-X

                       SUPPLEMENT DATED JANUARY 14, 2000
                        TO PROSPECTUS DATED JULY 1, 1999
                               OF ING FUNDS TRUST

                           ING LARGE CAP GROWTH FUND
                            ING GROWTH & INCOME FUND
                            ING MID CAP GROWTH FUND
                           ING SMALL CAP GROWTH FUND
                               ING BALANCED FUND
                          ING GLOBAL BRAND NAMES FUND
                         ING INTERNATIONAL EQUITY FUND
                        ING EMERGING MARKETS EQUITY FUND
                            ING EUROPEAN EQUITY FUND
                         ING TAX EFFICIENT EQUITY FUND
                                 ING FOCUS FUND
                     ING GLOBAL INFORMATION TECHNOLOGY FUND
                          ING GLOBAL REAL ESTATE FUND

                                 CLASS I SHARES

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- Furman Selz Capital Management LLC became sub-adviser of the ING Small Cap Growth Fund, effective October 31, 1999. Accordingly, the fourth paragraph under the sub-section entitled "The Sub-Advisers - Baring Asset Management, Inc." in the section of the Prospectus entitled "Management of the Funds" concerning the management of the ING Small Cap Growth Fund should be deleted and the following paragraph should be inserted as the second paragraph under the sub-section entitled "The Sub-Advisers - Furman Selz Capital Management LLC" in the section of the Prospectus entitled "Management of the Funds":

            The ING Small Cap Growth Fund is managed by a team of two investment professionals led by Mr. George Paoletti. Mr. Paoletti has been affiliated with FSCM since June 1999 and has over 7 years of experience.

      In addition, the reference to the ING Small Cap Growth Fund in the first sentence of the first paragraph under the sub-section entitled "The Sub-Advisers - Baring Asset Management, Inc." in the section of the Prospectus entitled "Management of the Funds" should be deleted and the first sentence of the first paragraph under the sub-section entitled "The Sub-Advisers - Furman Selz Capital Management LLC" in the section of the Prospectus entitled "Management of the Funds" should be amended to read:

            The Manager has retained FSCM, located at 230 Park Avenue, New York, NY 10169, to act as sub-adviser to the ING Small Cap Growth Fund, ING Mid Cap Growth Fund, ING Balanced Fund and the ING Focus Fund.

      Furthermore, the reference to the ING Small Cap Growth Fund in the first sentence of the second paragraph under the sub-section entitled "Management of the Funds" in the section of the Prospectus entitled "Highlights" should be deleted and the second sentence of the paragraph should be amended to read:

            Furman Selz Capital Management LLC ("FSCM") serves as sub-adviser to the ING Small Cap Growth Fund, ING Mid Cap Growth Fund, ING Balanced Fund and ING Focus Fund.

      Finally, the reference to the ING Small Cap Growth Fund in the fourth paragraph (formerly the fifth paragraph) under the sub-section entitled "The Sub-Advisers - Baring Asset Management, Inc." in the section of the Prospectus entitled "Management of the Funds" should be deleted and the fifth paragraph (formerly the fourth paragraph) under the sub-section entitled "The Sub-Advisers - Furman Selz Capital Management LLC" in the section of the Prospectus entitled "Management of the Funds" should be amended to read:

            Pursuant to the Sub-Advisory Agreement, the Manager (not the Trust) pays to FSCM a monthly fee based on the average daily net assets of the applicable Fund at the following annual rates:


                       FUND                   INVESTMENT SUB-ADVISORY FEE
            -------------------------        ----------------------------
            ING Small Cap Growth Fund                0.50%
            ING Mid Cap Growth Fund..                0.50%
            ING Balanced Fund........                0.40%
            ING Focus Fund...........                0.50%


- ING Funds Trust is currently offering only ten of the thirteen funds listed in the Prospectus. These funds are: ING Large Cap Growth Fund, ING Growth & Income Fund, ING Mid Cap Growth Fund, ING Small Cap Growth Fund, ING Global Brand Names Fund, ING International Equity Fund, ING European Equity Fund, ING Tax Efficient Equity Fund, ING Focus Fund and ING Global Information Technology Fund. The ING Balanced Fund, ING Emerging Markets Equity Fund and ING Global Real Estate Fund, although listed in the Prospectus, are not being offered as of the date of this supplement.

- Baring International Investment (Far East) Limited has transferred all of its assets, liabilities and operations to Baring Asset Management (Asia) Limited. This transfer did not result in a change of actual control or management of the applicable Funds. All relevant disclosure in the Prospectus applicable to Baring International Investment (Far East) Limited should be applied to Baring Asset Management (Asia) Limited.

- The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies.

- With regard to the Funds noted below, the Manager of the Funds has reduced the amount of Management Fees waived. Accordingly, annual fund operating expenses (as a percentage of average daily net assets) of each Fund are estimated to be as follows:


---------------------------------------------------------------------------------------------------------------------
                                                          ING LARGE     ING GROWTH       ING MID       ING SMALL
                                                         CAP GROWTH      & INCOME     CAP GROWTH CAP    GROWTH
                                                            FUND           FUND           FUND            FUND
---------------------------------------------------------------------------------------------------------------------
                                                           CLASS I        CLASS I        CLASS I        CLASS I
Management Fees (after waivers)*                            0.38%          0.38%          0.50%          0.50%
---------------------------------------------------------------------------------------------------------------------
12b-1 Fees                                                  0.00%          0.00%          0.00%          0.00%
---------------------------------------------------------------------------------------------------------------------
Shareholder Servicing Fees                                  0.00%          0.00%          0.00%          0.00%
---------------------------------------------------------------------------------------------------------------------
Other Expenses**                                            0.36%          0.39%          0.45%          0.38%
---------------------------------------------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***          0.74%          0.77%          0.95%          0.88%
---------------------------------------------------------------------------------------------------------------------


      * Management Fees consisting of investment advisory and administrative fees (before waivers) for the ING Large Cap Growth Fund, the ING Growth & Income Fund, the ING Mid Cap Growth Fund and the ING Small Cap Growth Fund would be 0.75% , 0.75%, 1.00% and 1.00% annually of the average daily net assets for each Fund, respectively. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.

     ** Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses and $17 per an account for transfer agency services plus out-of-pocket expenses. ING Fund Services may engage third parties to perform some or all of these services. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services" in the Prospectus.)

    *** Total Fund Operating Expenses (before waivers) would be 1.11%for Class I shares of the ING Large Cap Growth Fund, 1.14% for Class I shares of the ING Growth & Income Fund, 1.45% for Class I shares of the ING Mid Cap Growth Fund and 1.38% for Class I shares of the ING Small Cap Growth Fund.

-----------------------------------------------------------------------------------------------------------------------
                                                      ING GLOBAL           ING            ING           ING TAX
                                                        BRAND         INTERNATIONAL     EUROPEAN       EFFICIENT
                                                      NAMES FUND        EQUITY FUND    EQUITY FUND    EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
                                                          CLASS I        CLASS I        CLASS I        CLASS I
-----------------------------------------------------------------------------------------------------------------------
Management Fees (after waivers)*                           0.50%          0.63%          0.58%          0.40%
-----------------------------------------------------------------------------------------------------------------------
12b-1 Fees                                                 0.00%          0.00%          0.00%          0.00%
-----------------------------------------------------------------------------------------------------------------------
Shareholder Servicing Fees                                 0.00%          0.00%          0.00%          0.00%
-----------------------------------------------------------------------------------------------------------------------
Other Expenses **                                          0.48%          0.41%          0.49%          0.35%
-----------------------------------------------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***         0.98%          1.04%          1.07%          0.75%
-----------------------------------------------------------------------------------------------------------------------


      * Management Fees consisting of investment advisory and administrative fees (before waivers) for the ING Global Brand Names Fund, the ING International Equity Fund, the ING European Equity Fund and the ING Tax Efficient Equity Fund would be 1.00%, 1.25%, 1.15% and 0.80% annually of the average daily net assets for each Fund, respectively. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.

     ** Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses and $17 per an account for transfer agency services plus out-of-pocket expenses. ING Fund Services may engage third parties to perform some or all of these services. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services" in the Prospectus.)

    *** Total Fund Operating Expenses (before waivers) would be 1.48% for Class I shares of the ING Global Brand Names Fund, 1.66% for Class I shares of the ING International Equity Fund, 1.64% for Class I shares of the ING European Equity Fund and 1.15% for Class I shares of the ING Tax Efficient Equity Fund.


----------------------------------------------------------------------------------------------------------
                                                                                        ING GLOBAL
                                                              ING FOCUS FUND           INFORMATION
                                                                                     TECHNOLOGY FUND
----------------------------------------------------------------------------------------------------------
                                                                CLASS I                 CLASS I
----------------------------------------------------------------------------------------------------------
Management Fees (after waivers)*                                 0.50%                   0.63%
----------------------------------------------------------------------------------------------------------
12b-1 Fees                                                       0.00%                   0.00%
----------------------------------------------------------------------------------------------------------
Shareholder Servicing Fees                                       0.00%                   0.00%
----------------------------------------------------------------------------------------------------------
Other Expenses**                                                 0.35%                   0.41%
----------------------------------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***               0.85%                   1.04%
----------------------------------------------------------------------------------------------------------



      * Management Fees consisting of investment advisory and administrative fees (before waivers) for the ING Focus Fund and the ING Global Information Technology Fund would be 1.00% and 1.25% annually of the average daily net assets for each Fund, respectively. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.

     ** Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses and $17 per an account for transfer agency services plus out-of-pocket expenses. ING Fund Services may engage third parties to perform some or all of these services. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services" in the Prospectus.)

    *** Total Fund Operating Expenses (before waivers) would be 1.35% for Class I shares of the ING Focus Fund and 1.66% for Class I shares of the ING Global Information Technology Fund.


The following table represents the various costs and expenses that you will bear directly or indirectly as an investor in the Fund(s):


                                                      1 YEAR        3 YEARS
                                                      ------        -------
      ING Large Cap Growth Fund
         Class I Shares................                  $8          $24
      ING Growth & Income  Fund
         Class I Shares................                  $8          $25
      ING Mid Cap Growth Fund
         Class I Shares................                  $10         $30
      ING Small Cap Growth Fund
         Class I Shares................                  $9          $28
      ING Global Brand Names Fund
         Class I Shares................                  $10         $31
      ING International Equity Fund
         Class I Shares................                  $11         $33

                                                      1 YEAR        3 YEARS
                                                      ------        -------
      ING European Equity Fund
         Class I Shares................                  $11         $34
      ING Tax Efficient Equity Fund
         Class I Shares................                  $8          $24
      ING Focus Fund
         Class I Shares................                  $9          $27
      ING Global Information Technology Fund
         Class I Shares................                  $11         $33

      THE EXAMPLES PROVIDED SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF EACH FUND'S PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%.

      The figures following show past performance of the Sub-Adviser in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Large Cap Growth Fund, adjusted to reflect the reduced waiver of the Management fees. The performance is not necessarily representative of the past performance of the team referenced in the Prospectus or any individual of the team. Information presented is based on performance data provided by the Sub-Adviser. The past performance does not represent the ING Large Cap Growth Fund's performance. The table shows the total returns for a composite of the actual performance of accounts managed by the Sub-Adviser for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING Large Cap Growth Fund's Class I shares. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the S&P 500 Index, an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

      The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Large Cap Growth Fund may vary in some respects. The information should not be considered a prediction of the future performance of the Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

LARGE CAP GROWTH COMPOSITE


--------------------------------------------------------------------------------------------------------
                                                        CLASS I                     S&P 500 INDEX
--------------------------------------------------------------------------------------------------------
1 Year                                                  14.82%                           9.04%
--------------------------------------------------------------------------------------------------------
3 Years                                                 26.23%                          22.73%
--------------------------------------------------------------------------------------------------------
5 Years                                                 19.94%                          19.99%
--------------------------------------------------------------------------------------------------------
10 Years                                                19.22%                          17.29%
--------------------------------------------------------------------------------------------------------


      The figures following show past performance of the Co-Sub-Advisers in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING International Equity Fund, adjusted to reflect the reduced waiver of the Management fees. The performance is not necessarily representative of the past performance of the team referenced in the Prospectus or any individual of the team. Information presented is based on performance data provided by the Co-Sub-Advisers. The past performance does not represent the ING International Equity Fund's performance. The table shows the total returns for a composite of the actual performance of accounts managed by the Co-Sub-Advisers for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING International Equity Fund's Class I shares. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the MSCI EAFE Index, an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

      The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING International Equity Fund may vary in some respects. The information should not be considered a prediction of the future performance of the Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

INTERNATIONAL EQUITY COMPOSITE


--------------------------------------------------------------------------------------------------------
                                                         CLASS I                    MSCI EAFE INDEX
--------------------------------------------------------------------------------------------------------
1 Year                                                   (4.56)%                        (8.08)%
--------------------------------------------------------------------------------------------------------
3 Years                                                   7.31%                          4.05%
--------------------------------------------------------------------------------------------------------
5 Years                                                   8.69%                          5.65%
--------------------------------------------------------------------------------------------------------
10 Years                                                  9.13%                          5.41%
--------------------------------------------------------------------------------------------------------


      The figures following show past performance of the Sub-Adviser in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING European Equity Fund, adjusted to reflect the reduced waiver of the Management fees. The performance is not necessarily representative of the past performance of the team referenced in the Prospectus or any individual of the team. Information presented is based on performance data provided by the Sub-Adviser. The past performance does not represent the ING European Equity Fund's performance. The table shows the total returns for a composite of the actual performance of accounts managed by the Sub-Adviser for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING European Equity Fund's Class I shares. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the FT European Index, an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

      The pooled account is not a registered investment company and is not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING European Equity Fund may vary in some respects. The information should not be considered a prediction of the future performance of the Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

EUROPEAN EQUITY POOLED ACCOUNT


--------------------------------------------------------------------------------------------------------
                                                        CLASS I                     FT EUROPE INDEX
--------------------------------------------------------------------------------------------------------
1 Year                                                  10.14%                            7.84%
--------------------------------------------------------------------------------------------------------
3 Years                                                 20.31%                           19.28%
--------------------------------------------------------------------------------------------------------
Since Inception*                                        17.86%                           18.41%
--------------------------------------------------------------------------------------------------------
*    Inception date is July 12, 1994.
--------------------------------------------------------------------------------------------------------


      The figures following show past performance of the Sub-Adviser in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Global Information Technology Fund, adjusted to reflect the reduced waiver of the Management fees. The performance is not necessarily representative of the past performance of the team referenced in the Prospectus or any individual of the team. Information presented is based on performance data provided by the Sub-Adviser. The past performance does not represent the ING Global Information Technology Fund's performance. The table shows the total returns for a composite of the actual performance of accounts managed by the Sub-Adviser for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING Global Information Technology Fund's Class I shares. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the Goldman Sachs Technology Industry Composite, an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

      The pooled account is not a registered investment company and is not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Global Information Technology Fund may vary in some respects. The information should not be considered a prediction of the future performance of the Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

GLOBAL INFORMATION TECHNOLOGY POOLED ACCOUNT


--------------------------------------------------------------------------------------------------------
                                                        CLASS I                      GSTC INDEX
--------------------------------------------------------------------------------------------------------
1 Year                                                   14.16%                          7.23%
--------------------------------------------------------------------------------------------------------
Since Inception*                                         38.96%                         31.56%
--------------------------------------------------------------------------------------------------------
*    Inception date is March 27, 1997.
--------------------------------------------------------------------------------------------------------


      The figures following show past performance of the Sub-Adviser in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Focus Fund, adjusted to reflect the reduced waiver of the Management fees. The performance is not necessarily representative of the past performance of the team referenced in the Prospectus or any individual of the team. Information presented is based on performance data provided by the Sub-Adviser. The past performance does not represent the ING Focus Fund's performance. The table shows the total returns for a composite of the estimated performance of Focus wrap accounts managed by the Sub-Adviser for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING Focus Fund's Class I shares+. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the S&P 500 Index, an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

      The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Focus Fund may vary in some respects. The information should not be considered a prediction of the future performance of the Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

FOCUS WRAP ACCOUNTS


--------------------------------------------------------------------------------------------------------
                                                     CLASS I                    S&P 500 INDEX
--------------------------------------------------------------------------------------------------------
1 Year                                                2.96%                          9.04%
--------------------------------------------------------------------------------------------------------
Since Inception*                                     23.77%                         22.50%
--------------------------------------------------------------------------------------------------------
*  Inception date is June 30, 1996.
--------------------------------------------------------------------------------------------------------


+ The wrap account performance was adjusted for estimated transaction costs such as brokerage and custody cost to obtain estimated gross wrap account performance.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                                  ING-EQSUPP3-I

                        SUPPLEMENT DATED JANUARY 14, 2000
                      TO PROSPECTUS DATED OCTOBER 30, 1998
                               OF ING FUNDS TRUST

                           ING INTERMEDIATE BOND FUND
                            ING HIGH YIELD BOND FUND
                           ING INTERNATIONAL BOND FUND
                            ING MORTGAGE INCOME FUND
                        ING NATIONAL TAX-EXEMPT BOND FUND

                             CLASS A, B AND C SHARES

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- ING Funds Trust is currently offering only four of the five funds listed in the Prospectus. These funds are: ING Intermediate Bond Fund, ING High Yield Bond Fund, ING International Bond Fund and ING National Tax-Exempt Bond Fund. The ING Mortgage Income Fund, although listed in the Prospectus, is not being offered as of the date of this supplement.

- A statement of additional information, dated July 1, 1999, as amended or supplemented from time to time, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into the Prospectus.

- The address for ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc. has changed to 1475 Dunwoody Drive, West Chester, PA 19380.

- Baring International Investment (Far East) Limited has transferred all of its assets, liabilities and operations to Baring Asset Management (Asia) Limited. This transfer did not result in a change of actual control or management of the applicable Funds. All relevant disclosure in the Prospectus applicable to Baring International Investment (Far East) Limited should be applied to Baring Asset Management (Asia) Limited.

- The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies.

- The annual amount withdrawn pursuant to the Systematic Withdrawal Plan, as it pertains to the Class A, B and C waiver of the CDSC, must be equal to 10% of the initial account balance, and the minimum initial account balance must be at least equal to $20,000.

- Each of the Funds, except the ING National Tax-Exempt Bond Fund, currently offers under a separate prospectus Class I shares. These shares may be purchased only by retirement plans affiliated with ING Group. Class I shares are sold without an initial sales charge and also are not subject to any Rule 12b-1 fees, shareholder servicing fees or account servicing fees.

- With regard to the Funds noted below, the Manager of the Funds has reduced the amount of Management Fees waived. Accordingly, annual fund operating expenses (as a percentage of average daily net assets) of each Fund are estimated to be as follows:

------------------------------------------------------------------------------------------------------------------
                                              ING INTERMEDIATE BOND FUND          ING HIGH YIELD BOND FUND
------------------------------------------------------------------------------------------------------------------
                                            CLASS A     CLASS B    CLASS C     CLASS A    CLASS B     CLASS C
------------------------------------------------------------------------------------------------------------------
Management Fees (after waivers)*             0.25%       0.25%      0.25%       0.33%      0.33%       0.33%
------------------------------------------------------------------------------------------------------------------
12b-1 Fees (after waivers)*                  0.00%       0.75%      0.75%       0.00%      0.75%       0.75%
------------------------------------------------------------------------------------------------------------------
Shareholder Servicing Fees                   0.25%       0.25%      0.25%       0.25%      0.25%       0.25%
------------------------------------------------------------------------------------------------------------------
Other Expenses (after waivers)**             0.49%       0.49%      0.49%       0.46%      0.46%       0.46%
------------------------------------------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES
    (AFTER WAIVERS)***                       0.99%       1.74%      1.74%       1.04%      1.79%       1.79%
------------------------------------------------------------------------------------------------------------------


      * Management Fees consisting of investment advisory and administrative fees (before waivers) for the ING Intermediate Bond Fund and the ING High Yield Bond Fund would be 0.50% and 0.65% annually of the average daily net assets for each Fund, respectively. Rule 12b-1 Fees (before waivers) would be 0.50% annually of the average daily net assets for each Fund's Class A shares. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.

     ** Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. ING Fund Services currently waives 0.15% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services" in the Prospectus.)

    *** Total Fund Operating Expenses (before waivers) would be 1.89% for Class A shares and 2.14% for Class B and C shares of the ING Intermediate Bond Fund and 2.01% for Class A shares and 2.26% for Class B and C shares of the ING High Yield Bond Fund.


--------------------------------------------------------------------------------------------
                                                     ING INTERNATIONAL BOND FUND
--------------------------------------------------------------------------------------------
                                              CLASS A           CLASS B          CLASS C
--------------------------------------------------------------------------------------------
Management Fees (after waivers)*               0.50%             0.50%            0.50%
--------------------------------------------------------------------------------------------
12b-1 Fees (after waivers)*                    0.10%             0.75%            0.75%
--------------------------------------------------------------------------------------------
Shareholder Servicing Fees                     0.25%             0.25%            0.25%
--------------------------------------------------------------------------------------------
Other Expenses (after waivers)**               0.66%             0.66%            0.66%
--------------------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES
    (AFTER WAIVERS)***                         1.51%             2.16%            2.16%
--------------------------------------------------------------------------------------------


      * Management Fees consisting of investment advisory and administrative fees (before waivers) for the ING International Bond Fund would be 1.00% annually of the average daily net assets for the Fund. Rule 12b-1 Fees (before waivers) would be 0.50% annually of the average daily net assets for the Fund's Class A shares. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Fund's consent.

     ** Under the Fund Services Agreement, the Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. ING Fund Services currently waives 0.15% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Fund's consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services" in the Prospectus.)

    *** Total Fund Operating Expenses (before waivers) would be 2.56% for Class A shares and 2.81% for Class B and C shares of the ING International Bond Fund.

The following table represents the various costs and expenses that you will bear directly or indirectly as an investor in the Fund(s):


                                               FULL REDEMPTION*           NO REDEMPTION**
                                           -----------------------   ----------------------
                                            1 YEAR        3 YEARS     1 YEAR      3 YEARS
                                           --------      ---------   --------    ---------
ING Intermediate Bond Fund
   Class A Shares................              $ 57       $  78       $  57       $  78
   Class B Shares................              $ 68       $  95       $  18       $  55
   Class C Shares................              $ 28       $  55       $  18       $  55
ING High Yield Bond Fund
   Class A Shares................              $ 58       $  79       $  58       $  79
   Class B Shares................              $ 68       $  97       $  18       $  57
   Class C Shares................              $ 28       $  57       $  18       $  57
ING International Bond Fund
   Class A Shares................              $ 62       $  93       $  62       $  93
   Class B Shares................              $ 72       $ 108       $  22       $  68
   Class C Shares................              $ 32       $  68       $  22       $  68


      * Full Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and full redemption of your shares at the end of each period shown.

     ** No Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and no redemption of your shares at the end of each period shown.


      THE EXAMPLES PROVIDED SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF EACH FUND'S PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%.

      The figures following show past performance of the Sub-Adviser in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING International Bond Fund, adjusted to reflect the reduced waiver of the Management fees. The performance is not necessarily representative of the past performance of the team referenced in the Prospectus or any individual of the team. Information presented is based on performance data provided by the Sub-Adviser. The past performance does not represent the ING International Bond Fund's performance. The table shows the total returns for a composite of the actual performance of accounts managed by the Sub-Adviser for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING International Bond Fund's Class A, Class B and Class C shares. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the Salomon Brothers World Government Bond Non-U.S. Dollar Index, an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

      The composite is made up of accounts that are not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING International Bond Fund may vary in some respects. The information should not be considered a prediction of the future performance of the Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

INTERNATIONAL BOND COMPOSITE


--------------------------------------------------------------------------------------------------------------
                            CLASS A*              CLASS B               CLASS C            SWGB EX-U.S.$
                            --------              -------               -------            --------------
                                                                                               INDEX
--------------------------------------------------------------------------------------------------------------
1 Year                       10.68%                10.49%                14.49%                10.35%
--------------------------------------------------------------------------------------------------------------
3 Years                       9.93%                 9.94%                11.04%                 4.41%
--------------------------------------------------------------------------------------------------------------
5 Years                       9.41%                 9.51%                 9.79%                 7.20%
--------------------------------------------------------------------------------------------------------------
10 Years                     11.04%                10.89%                10.89%                 9.13%
--------------------------------------------------------------------------------------------------------------
* As described herein, investments in Class A shares equal to or in excess of $1,000,000 will not be subject to an initial sales charge. The annualized rate of return, without adjustment for an initial sales charge, would be 15.20%, 11.73%, 10.48% and 11.58% for the 1, 3, 5, and 10 year periods, respectively.
--------------------------------------------------------------------------------------------------------------



If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.


                                   ING-FFSUPP5

                        SUPPLEMENT DATED JANUARY 14, 2000
                      TO PROSPECTUS DATED OCTOBER 30, 1998
                               OF ING FUNDS TRUST

                           ING INTERMEDIATE BOND FUND
                            ING HIGH YIELD BOND FUND
                           ING INTERNATIONAL BOND FUND
                            ING MORTGAGE INCOME FUND

                                 CLASS X SHARES

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- ING Funds Trust is currently offering only three of the four funds listed in the Prospectus. These funds are: ING Intermediate Bond Fund, ING High Yield Bond Fund and ING International Bond Fund. The ING Mortgage Income Fund, although listed in the Prospectus, is not being offered as of the date of this supplement.

- A statement of additional information, dated July 1, 1999, as amended or supplemented from time to time, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into the Prospectus.

- The address for ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc. has changed to 1475 Dunwoody Drive, West Chester, PA 19380.

- Baring International Investment (Far East) Limited has transferred all of its assets, liabilities and operations to Baring Asset Management (Asia) Limited. This transfer did not result in a change of actual control or management of the applicable Funds. All relevant disclosure in the Prospectus applicable to Baring International Investment (Far East) Limited should be applied to Baring Asset Management (Asia) Limited.

- The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies.

- Each of the Funds currently offers under a separate prospectus Class I shares. These shares may be purchased only by retirement plans affiliated with ING Group. Class I shares are sold without an initial sales charge and also are not subject to any Rule 12b-1 fees, shareholder servicing fees or account servicing fees.

- With regard to the Funds noted below, the Manager of the Funds has reduced the amount of Management Fees waived. Accordingly, annual fund operating expenses (as a percentage of average daily net assets) of each Fund are estimated to be as follows:


--------------------------------------------------------------------------------------------------------------
                                                                ING             ING              ING
                                                           INTERMEDIATE      HIGH YIELD     INTERNATIONAL
                                                             BOND FUND       BOND FUND        BOND FUND
--------------------------------------------------------------------------------------------------------------
                                                              CLASS X         CLASS X          CLASS X
--------------------------------------------------------------------------------------------------------------
Management Fees (after waivers)*                               0.25%           0.33%            0.50%
--------------------------------------------------------------------------------------------------------------
12b-1 Fees (after waivers)*                                    0.75%           0.75%            0.75%
--------------------------------------------------------------------------------------------------------------
Shareholder Servicing Fees                                     0.25%           0.25%            0.25%
--------------------------------------------------------------------------------------------------------------
Other Expenses (after waivers)**                               0.49%           0.46%            0.66%
--------------------------------------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***             1.74%           1.79%            2.16%
--------------------------------------------------------------------------------------------------------------


      * Management Fees consisting of investment advisory and administrative fees (before waivers) for the ING Intermediate Bond Fund, the ING High Yield Bond Fund, and the ING International Bond Fund would be 0.50% , 0.65%, and 1.00% annually of the average daily net assets for each Fund, respectively. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.

     ** Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. ING Fund Services currently waives 0.15% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services" in the Prospectus.)

    *** Total Fund Operating Expenses (before waivers) would be 2.14% for Class X shares of the ING Intermediate Bond Fund, 2.26% for Class X shares of the ING High Yield Bond Fund and 2.81% for Class X shares of the ING International Bond Fund.


The following table represents the various costs and expenses that you will bear directly or indirectly as an investor in the Fund(s):


                                                FULL REDEMPTION*         NO REDEMPTION**
                                            ----------------------    ---------------------
                                             1 YEAR       3 YEARS      1 YEAR      3 YEARS
                                            --------     ---------    --------    ---------
ING Intermediate Bond Fund
   Class X Shares***.............              $  68       $  96       $  18       $  56
ING High Yield Bond Fund
   Class X Shares***.............              $  69       $  98       $  19       $  58
ING International Bond Fund
   Class X Shares***.............              $  73       $ 110       $  23       $  70


      * Full Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and full redemption of your shares at the end of each period shown.

     ** No Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and no redemption of your shares at the end of each period shown.

    *** Expense examples for Class X shares of the Funds reflect the shareholder's receipt of additional "Bonus Shares." For a discussion of the issuance of the Bonus shares, see this Prospectus under "Purchase of Fund Shares."


      THE EXAMPLES PROVIDED SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF EACH FUND'S PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%.

      The figures following show past performance of the Sub-Adviser in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING International Bond Fund, adjusted to reflect the reduced waiver of the Management fees. The performance is not necessarily representative of the past performance of the team referenced in the Prospectus or any individual of the team. Information presented is based on performance data provided by the Sub-Adviser. The past performance does not represent the ING International Bond Fund's performance. The table shows the total returns for a composite of the actual performance of accounts managed by the Sub-Adviser for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING International Bond Fund's Class X shares. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the Salomon Brothers World Government Bond Non-U.S. Dollar Index, an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

      The composite is made up of accounts that are not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING International Bond Fund may vary in some respects. The information should not be considered a prediction of the future performance of the Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

INTERNATIONAL BOND COMPOSITE


-------------------------------------------------------------------------
                                                      SWGB EX-U.S.$
                                          CLASS X          INDEX
-------------------------------------------------------------------------
1 Year                                    12.80%           10.35%
-------------------------------------------------------------------------
3 Years                                   10.69%            4.41%
-------------------------------------------------------------------------
5 Years                                    9.95%            7.20%
-------------------------------------------------------------------------
10 Years                                  11.11%            9.13%
-------------------------------------------------------------------------


If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.



                                  ING-FFSUPP4-X

                        SUPPLEMENT DATED JANUARY 14, 2000
                        TO PROSPECTUS DATED JULY 1, 1999
                               OF ING FUNDS TRUST

                           ING INTERMEDIATE BOND FUND
                            ING HIGH YIELD BOND FUND
                           ING INTERNATIONAL BOND FUND
                            ING MORTGAGE INCOME FUND

                                 CLASS I SHARES

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- ING Funds Trust is currently offering only three of the four funds listed in the Prospectus. These funds are: ING Intermediate Bond Fund, ING High Yield Bond Fund and ING International Bond Fund. The ING Mortgage Income Fund, although listed in the Prospectus, is not being offered as of the date of this supplement.

- Baring International Investment (Far East) Limited has transferred all of its assets, liabilities and operations to Baring Asset Management (Asia) Limited. This transfer did not result in a change of actual control or management of the applicable Funds. All relevant disclosure in the Prospectus applicable to Baring International Investment (Far East) Limited should be applied to Baring Asset Management (Asia) Limited.

- The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies.

- With regard to the Funds noted below, the Manager of the Funds has reduced the amount of Management Fees waived. Accordingly, annual fund operating expenses (as a percentage of average daily net assets) of each Fund are estimated to be as follows:


--------------------------------------------------------------------------------------------------------------
                                                                ING             ING              ING
                                                           INTERMEDIATE      HIGH YIELD     INTERNATIONAL
                                                             BOND FUND       BOND FUND        BOND FUND
--------------------------------------------------------------------------------------------------------------
                                                              CLASS I         CLASS I          CLASS I
--------------------------------------------------------------------------------------------------------------
Management Fees (after waivers)*                               0.25%           0.33%            0.50%
--------------------------------------------------------------------------------------------------------------
12b-1 Fees                                                     0.00%           0.00%            0.00%
--------------------------------------------------------------------------------------------------------------
Shareholder Servicing Fees                                     0.00%           0.00%            0.00%
--------------------------------------------------------------------------------------------------------------
Other Expenses**                                               0.39%           0.36%            0.56%
--------------------------------------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***             0.64%           0.69%            1.06%
--------------------------------------------------------------------------------------------------------------


      * Management Fees consisting of investment advisory and administrative fees (before waivers) for the ING Intermediate Bond Fund, the ING High Yield Bond Fund, and the ING International Bond Fund would be 0.50% , 0.65%, and 1.00% annually of the average daily net assets for each Fund, respectively. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.

     ** Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses and $17 per an account for transfer agency services plus out-of-pocket expenses. ING Fund Services may engage third parties to perform some or all of these services (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services" in the Prospectus.)

    *** Total Fund Operating Expenses (before waivers) would be 0.89% for Class I shares of the ING Intermediate Bond Fund, 1.01% for Class I shares of the ING High Yield Bond Fund and 1.56% for Class I shares of the ING International Bond Fund.

The following table represents the various costs and expenses that you will bear directly or indirectly as an investor in the Fund(s):


                                             1 YEAR      3 YEARS
                                             ------      -------
ING Intermediate Bond Fund
   Class I Shares................              $  7        $21
ING High Yield Bond Fund
   Class I Shares................              $  7        $22
ING International Bond Fund
   Class I Shares................              $ 11        $34


      THE EXAMPLES PROVIDED SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF EACH FUND'S PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%.

      The figures following show past performance of the Sub-Adviser in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING International Bond Fund, adjusted to reflect the reduced waiver of the Management fees. The performance is not necessarily representative of the past performance of the team referenced in the Prospectus or any individual of the team. Information presented is based on performance data provided by the Sub-Adviser. The past performance does not represent the ING International Bond Fund's performance. The table shows the total returns for a composite of the actual performance of accounts managed by the Sub-Adviser for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING International Bond Fund's Class I shares. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the Salomon Brothers World Government Bond Non-U.S. Dollar Index, an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

      The composite is made up of accounts that are not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING International Bond Fund may vary in some respects. The information should not be considered a prediction of the future performance of the Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

INTERNATIONAL BOND COMPOSITE


-----------------------------------------------------------------------
                                                           SWGB
                                          CLASS I     EX-U.S.$ INDEX
-----------------------------------------------------------------------
1 Year                                    16.69%          10.35%
-----------------------------------------------------------------------
3 Years                                   12.21%           4.41%
-----------------------------------------------------------------------
5 Years                                   10.96%           7.20%
-----------------------------------------------------------------------
10 Years                                  12.63%           9.13%
-----------------------------------------------------------------------


If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                                  ING-FFSUPP2-I

                        SUPPLEMENT DATED JANUARY 14, 2000
                      TO PROSPECTUS DATED OCTOBER 30, 1998
                               OF ING FUNDS TRUST

                      ING U. S. TREASURY MONEY MARKET FUND
                              ING MONEY MARKET FUND

                             CLASS A, B AND C SHARES

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- ING Funds Trust is currently offering only one of the two Funds listed in the Prospectus. The fund being offered is the ING Money Market Fund. The ING U.S. Treasury Money Market Fund, although listed in the Prospectus, is not being offered as of the date of this Supplement.

- A statement of additional information, dated July 1, 1999, as amended or supplemented from time to time, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into the Prospectus.

- Investors who purchase Class A shares of the Funds may exchange their shares for Class A shares or shares of any other class of the other funds within the ING Family of Funds.

- The address for ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc. has changed to 1475 Dunwoody Drive, West Chester, PA 19380.

- The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies.

- The annual amount withdrawn pursuant to the Systematic Withdrawal Plan, as it pertains to the Class A, B and C waiver of the CDSC, must be equal to 10% of the initial account balance, and the minimum initial account balance must be at least equal to $20,000.

- The Manager of the ING Money Market Fund has reduced the amount of Management Fees waived. Accordingly, annual fund operating expenses (as a percentage of average daily net assets) are estimated to be as follows:


--------------------------------------------------------------------------------------------------
                                                                   ING MONEY MARKET FUND
--------------------------------------------------------------------------------------------------
                                                             CLASS A       CLASS B      CLASS C
--------------------------------------------------------------------------------------------------
Management Fees (after waivers)*                              0.13%         0.13%        0.13%
--------------------------------------------------------------------------------------------------
12b-1 Fees (after waivers)*                                   0.11%         0.75%        0.75%
--------------------------------------------------------------------------------------------------
Shareholder Servicing Fees                                    0.25%         0.25%        0.25%
--------------------------------------------------------------------------------------------------
Other Expenses (after waivers)**                              0.28%         0.28%        0.28%
--------------------------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***            0.77%         1.41%        1.41%
--------------------------------------------------------------------------------------------------


      * Management Fees consisting of investment advisory and administrative fees (before waivers) would be 0.25% annually of the average daily net assets for the Fund. Rule 12b-1 Fees (before waivers) would be 0.50% annually of the average daily net assets for the Fund's Class A shares. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Fund's consent.

     ** Under the Fund Services Agreement, the Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. ING Fund Services currently waives 0.15% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Fund's consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services" in the Prospectus.)

    *** Total Fund Operating Expenses (before waivers) for the Fund would be 1.43% for Class A shares and 1.68% for Class B and C shares.

The following table represents the various costs and expenses that you will bear directly or indirectly as an investor in the Fund:


                                     FULL REDEMPTION*         NO REDEMPTION**
                                  -------------------      --------------------
                                   1 YEAR      3 YEARS      1 YEAR     3 YEARS
                                  --------    ---------    --------   ---------
Class A Shares...................    $ 8         $25         $ 8         $25
Class B Shares...................    $64         $85         $14         $45
Class C Shares...................    $24         $45         $14         $45


      * Full Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and full redemption of your shares at the end of each period shown.

     ** No Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and no redemption of your shares at the end of each period shown.


      THE EXAMPLES PROVIDED SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUND'S PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, THE FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%.

      The figures following show past performance of the Sub-Adviser in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Money Market Fund, adjusted to reflect the reduced waiver of the Management fees and Rule 12b-1 fees. The performance is not necessarily representative of the past performance of the team referenced in the Prospectus or any individual of the team. Information presented is based on performance data provided by the Sub-Adviser. The past performance does not represent the ING Money Market Fund's performance. The table shows the total returns for a composite of the actual performance of accounts managed by the Sub-Adviser for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING Money Market Fund's Class A, Class B and Class C shares. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the IBC's Money Fund Report First Tier Average, a weekly report tracking the performance of over 1300 taxable and tax-free money funds. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

      The composite is made up of accounts that are not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Money Market Fund may vary in some respects. The information should not be considered a prediction of the future performance of the Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

MONEY MARKET COMPOSITE ACCOUNT


------------------------------------------------------------------------------------------------------------
                                                                                             IBC FIRST
                              CLASS A               CLASS B              CLASS C           TIER AVERAGE
------------------------------------------------------------------------------------------------------------
1 Year                         4.96%                (0.71)%               3.29%                5.06%
------------------------------------------------------------------------------------------------------------
Since Inception*               4.92%                 2.47%                4.25%                4.99%
------------------------------------------------------------------------------------------------------------
*  Inception date is August 1, 1996.
------------------------------------------------------------------------------------------------------------


- Each of the Funds currently offers under a separate prospectus Class I shares. These shares may be purchased only by (i) retirement plans affiliated with ING Group, and (ii) ING Group and its affiliates for purposes of corporate cash management. Class I shares are sold without an initial sales charge and also are not subject to any Rule 12b-1 fees, shareholder servicing fees or account servicing fees.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                                   ING-MMSUPP4

                        SUPPLEMENT DATED JANUARY 14, 2000
                      TO PROSPECTUS DATED OCTOBER 30, 1998
                               OF ING FUNDS TRUST

                      ING U. S. TREASURY MONEY MARKET FUND
                              ING MONEY MARKET FUND

                                 CLASS X SHARES

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- ING Funds Trust is currently offering only one of the two Funds listed in the Prospectus. The fund being offered is the ING Money Market Fund. The ING U.S. Treasury Money Market Fund, although listed in the Prospectus, is not being offered as of the date of this Supplement.

- A statement of additional information, dated July 1, 1999, as amended or supplemented from time to time, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into the Prospectus.

- The address for ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc. has changed to 1475 Dunwoody Drive, West Chester, PA 19380.

- The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies.

- The Manager of the ING Money Market Fund has reduced the amount of Management Fees waived. Accordingly, annual fund operating expenses (as a percentage of average daily net assets) are estimated to be as follows:


--------------------------------------------------------------------------------------------------
                                                                    ING MONEY MARKET FUND
--------------------------------------------------------------------------------------------------
                                                                          CLASS X
--------------------------------------------------------------------------------------------------
Management Fees (after waivers)*                                           0.13%
--------------------------------------------------------------------------------------------------
12b-1 Fees (after waivers)*                                                0.75%
--------------------------------------------------------------------------------------------------
Shareholder Servicing Fees                                                 0.25%
--------------------------------------------------------------------------------------------------
Other Expenses (after waivers)**                                           0.28%
--------------------------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES (after waivers)***                         1.41%
--------------------------------------------------------------------------------------------------


      * Management Fees consisting of investment advisory and administrative fees (before waivers) would be 0.25% annually of the average daily net assets for the Fund. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Fund's consent.

     ** Under the Fund Services Agreement, the Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. ING Fund Services currently waives 0.15% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Fund's consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services" in the Prospectus.)

    *** Total Fund Operating Expenses (before waivers) for the Fund would be 1.68% for Class X shares.

The following table represents the various costs and expenses that you will bear directly or indirectly as an investor in the Fund:


                                       FULL REDEMPTION*        NO REDEMPTION**
                                   ---------------------    ---------------------
                                    1 YEAR      3 YEARS      1 YEAR      3 YEARS
                                   --------    ---------    ------      ---------
Class X Shares***...............    $65          $86         $15          $46


      * Full Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and full redemption of your shares at the end of each period shown.

     ** No Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and no redemption of your shares at the end of each period shown.

    *** Expense examples for Class X shares of the Fund reflect the shareholder's receipt of additional "Bonus Shares." For a discussion of Bonus Shares, see this Prospectus under "Purchase of Fund Shares."


      THE EXAMPLES PROVIDED SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUND'S PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, THE FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%.

      The figures following show past performance of the Sub-Adviser in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Money Market Fund, adjusted to reflect the reduced waiver of the Management fees and Rule 12b-1 fees. The performance is not necessarily representative of the past performance of the team referenced in the Prospectus or any individual of the team. Information presented is based on performance data provided by the Sub-Adviser. The past performance does not represent the ING Money Market Fund's performance. The table shows the total returns for a composite of the actual performance of accounts managed by the Sub-Adviser for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING Money Market Fund's Class X shares. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the IBC's Money Fund Report First Tier Average, a weekly report tracking the performance of over 1300 taxable and tax-free money funds. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

      The composite is made up of accounts that are not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Money Market Fund may vary in some respects. The information should not be considered a prediction of the future performance of the Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

MONEY MARKET COMPOSITE ACCOUNT


-----------------------------------------------------------------------
                                                      IBC FIRST TIER
                                          CLASS X         AVERAGE
-----------------------------------------------------------------------
1 Year                                     1.38%           5.06%
-----------------------------------------------------------------------
Since Inception*                           3.45%           4.99%
-----------------------------------------------------------------------
*  Inception date is August 1, 1996.
-----------------------------------------------------------------------


- Each of the Funds currently offers under a separate prospectus Class I shares. These shares may be purchased only by (i) retirement plans affiliated with ING Group, and (ii) ING Group and its affiliates for purposes of corporate cash management. Class I shares are sold without an initial sales charge and also are not subject to any Rule 12b-1 fees, shareholder servicing fees or account servicing fees.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                                  ING-MMSUPP1-X

                        SUPPLEMENT DATED JANUARY 14, 2000
                        TO PROSPECTUS DATED JULY 1, 1999
                               OF ING FUNDS TRUST

                      ING U. S. TREASURY MONEY MARKET FUND
                              ING MONEY MARKET FUND

                                 CLASS I SHARES

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- ING Funds Trust is currently offering only one of the two Funds listed in the Prospectus. The fund being offered is the ING Money Market Fund. The ING U.S. Treasury Money Market Fund, although listed in the Prospectus, is not being offered as of the date of this Supplement.

- The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies.

- The Manager of the ING Money Market Fund has reduced the amount of Management Fees waived. Accordingly, annual fund operating expenses (as a percentage of average daily net assets) are estimated to be as follows:


----------------------------------------------------------------------------------------
                                                             ING MONEY MARKET FUND
----------------------------------------------------------------------------------------
                                                                    CLASS I
----------------------------------------------------------------------------------------
Management Fees (after waivers)*                                     0.13%
----------------------------------------------------------------------------------------
12b-1 Fees                                                           0.00%
----------------------------------------------------------------------------------------
Shareholder Servicing Fees                                           0.00%
----------------------------------------------------------------------------------------
Other Expenses**                                                     0.18%
----------------------------------------------------------------------------------------
TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***                     0.31%
----------------------------------------------------------------------------------------


      * Management Fees consisting of investment advisory and administrative fees (before waivers) would be 0.25% annually of the average daily net assets for the Fund. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Fund's consent.

     ** Under the Fund Services Agreement, the Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses and $17 per an account for transfer agency services plus out-of-pocket expenses. ING Fund Services may engage third parties to perform some or all of these services. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services" in the Prospectus.)

    *** Total Fund Operating Expenses (before waivers) for the Fund would be 0.43% for Class I shares.

The following table represents the various costs and expenses that you will bear directly or indirectly as an investor in the Fund:


                                   1 YEAR        3 YEARS
                                   ------        -------
Class I Shares...................    $3            $10


      THE EXAMPLES PROVIDED SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUND'S PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, THE FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%.

      The figures following show past performance of the Sub-Adviser in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Money Market Fund, adjusted to reflect the reduced waiver of Management fees. The performance is not necessarily representative of the past performance of the team referenced in the Prospectus or any individual of the team. Information presented is based on performance data provided by the Sub-Adviser. The past performance does not represent the ING Money Market Fund's performance. The table shows the total returns for a composite of the actual performance of accounts managed by the Sub-Adviser for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING Money Market Fund's Class I shares. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the IBC's Money Fund Report First Tier Average, a weekly report tracking the performance of over 1300 taxable and tax-free money funds. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

      The composite is made up of accounts that are not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Money Market Fund may vary in some respects. The information should not be considered a prediction of the future performance of the Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

MONEY MARKET COMPOSITE ACCOUNT


-----------------------------------------------------------------------
                                                      IBC FIRST TIER
                                          CLASS I         AVERAGE
-----------------------------------------------------------------------
1 Year                                     5.44%           5.06%
-----------------------------------------------------------------------
Since Inception*                           5.40%           4.99%
-----------------------------------------------------------------------
*  Inception date is August 1, 1996.
-----------------------------------------------------------------------


If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                                  ING-MMSUPP2-I